Inventory (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Inventories [Abstract]
Raw material	$ 2,983,005		$ 2,983,005		$ 850,416
Finished goods	387,204		387,204		347,391
Inventory	3,370,209		3,370,209		$ 1,197,807
Cost of inventories recognised as expense	4,545,610	$ 1,309,159	6,991,992	$ 2,490,731
Write-down of finished goods	26,775	697,811	401,797	1,065,233
Write-down of raw materials	$ 113,395	$ 0	$ 398,890	$ 53,757